Deferred tax	12 Months Ended
Oct. 31, 2019
Deferred tax [Abstract]
Deferred tax
28 Deferred tax

		12 months ended October 31, 2019	18 months ended October 31, 2018
Net Deferred tax liability	Note	$m	$m
At November 1 / May 1		(1,170.5)	(118.5)

Credited/(debited) to consolidated statement of comprehensive income:		188.7	(17.1)
- Continuing operations	7	156.4	(27.6)
- Discontinued operation		32.3	10.5

Credited directly to equity in relation to share options		(7.6)	(23.7)

Credited to other comprehensive income:		27.0	4.3
- Continuing operations		27.0	3.8
- Discontinued operation		-	0.5

Acquisition of subsidiaries:		-	(1,957.4)
Acquisition of subsidiaries – HPE Software business	38	-	(1,953.5)
Acquisition of subsidiaries – COBOL-IT	38	-	(3.9)

Impact of adoption of IFRS 9		4.4	-
Impact of adoption of IFRS15		(17.3)	-
Foreign exchange adjustment		(11.8)	11.6
Reclassification to current assets held for sale	37	-	(1.6)
Effect of change in tax rates – charged to Consolidated statement of comprehensive income		-	931.9
At October 31		(987.1)	(1,170.5)

Deferred tax assets and liabilities below are presented net where there is a legally enforceable right to offset and the intention to settle on a net basis.

Deferred Tax Assets

	Tax losses and interest restrictions	Share- based payments	Deferred revenue	Prepaid royalty	Tax credits	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At May 1, 2017	56.7	43.7	44.5	-	33.8	5.9	23.6	208.2
Acquisition of subsidiaries - HPE Software business	4.5	-	(36.5)	332.0	39.0	-	43.7	382.7
(Charged)/credited to Consolidated statement of comprehensive income – continuing operations	(13.5)	0.1	45.2	(201.4)	(46.1)	(0.8)	14.1	(202.4)
Credited directly to equity	-	(23.7)	-	-	-	-	-	(23.7)
Debited to Other comprehensive income	-	-	-	-	-	-	4.3	4.3
Foreign exchange adjustment	-	(0.3)	-	-	-	-	-	(0.3)
Reclassification to current assets held for sale	-	-	-	-	-	-	(1.6)	(1.6)
Effect of change in tax rates – credited to Consolidated statement of comprehensive income	(21.1)	(2.4)	66.7	(88.7)	3.0	(2.1)	(13.3)	(57.9)
Subtotal	26.6	17.4	119.9	41.9	29.7	3.0	70.8	309.3
Jurisdictional offsetting								(309.3)
At October 31, 2018								-

	Tax losses and interest restrictions	Share- based payments	Deferred revenue	Prepaid royalty	Tax credits	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2018	26.6	17.4	119.9	41.9	29.7	3.0	70.8	309.3
(Charged)/credited to Consolidated statement of comprehensive income – continuing operations	73.9	(5.1)	(12.0)	(41.9)	(22.9)	(3.0)	12.7	1.7
Credited/(charged) to Consolidated statement of comprehensive income – discontinued operation	-	-	0.7	-	-	-	(12.3)	(11.6)
Credited directly to equity	-	(7.6)	-	-	-	-	-	(7.6)
Debited to Other comprehensive income	-	-	-	-	-	-	13.0	13.0
Foreign exchange adjustment	-	0.3	-	-	-	-	-	0.3
Impact of adoption of IFRS 9	-	-	-	-	-	-	4.4	4.4
Subtotal	100.5	5.0	108.6	-	6.8	-	88.6	309.5
Jurisdictional offsetting								(309.5)
At October 31, 2019								-

A deferred tax charge to equity of $7.6m (October 31, 2018: $23.7m) arises during the period in relation to share-based payments. The change is primarily due to the decrease in the Group’s share price during the 12 months ended October 31, 2019.

The deferred tax asset relating to other temporary differences of $88.6m as at October 31, 2019 (October 31, 2018: $70.8m) has increased during the current period primarily due to hedging movements and also includes temporary differences arising on fixed assets, short-term temporary differences and defined benefit pension schemes. The deferred tax asset relating to tax losses and interest restrictions has increased by $73.9m during the 12 months ended October 31, 2019 due to the recognition of the deferred tax asset relating to interest restrictions. Deferred tax assets are recognized in respect of tax losses carried forward to the extent that the realization of the related tax benefit through the utilization of future taxable profits is probable.

The Group did not recognize deferred tax assets in relation to the following gross temporary differences, the expiration of which is determined by the tax law of each jurisdiction:

	Expiration:
	2020	2021	2022	2023	2024	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2019
Type of temporary difference:
Losses	56.3	99.2	40.1	33.6	41.8	2,191.6	50.7	2,513.3
Credits	3.5	3.6	2.1	1.3	0.7	1.7	28.9	41.8
Other	-	-	-	-	-	-	23.9	23.9
Total	59.8	102.8	42.2	34.9	42.5	2,193.3	103.5	2,579.0

	Expiration:
	2019	2020	2021	2022	2023	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2018
Type of temporary difference:
Losses	35.2	66.1	99.2	37.5	33.6	2,117.7	95.6	2,484.9
Credits	2.2	4.4	4.0	2.4	1.3	5.2	196.4	215.9
Other	1.9	-	-	-	-	-	47.7	49.6
Total	39.3	70.5	103.2	39.9	34.9	2,122.9	339.7	2,750.4

Deferred Tax Liabilities

	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m
At May 1, 2017	(311.7)	(15.0)	(326.7)
Acquisition of subsidiaries – HPE Software business	(2,324.1)	(12.1)	(2,336.2)
Acquisition of subsidiaries – COBOL-IT	(3.9)	-	(3.9)
Charged/(credited) to Consolidated statement of comprehensive income – continuing operations	186.8	(12.0)	174.8
Charged to Consolidated statement of comprehensive income – discontinued operations	10.5	-	10.5
Foreign exchange adjustment	11.9	-	11.9
Effect of change in tax rates – charged to consolidated statement of comprehensive income	982.0	7.8	989.8
Subtotal	(1,448.5)	(31.3)	(1,479.8)
Jurisdictional offsetting			309.3
At October 31, 2018			(1,170.5)

	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m
At November 1, 2018	(1,448.5)	(31.3)	(1,479.8)
Charged to Consolidated statement of comprehensive income – continuing operations	155.5	(0.8)	154.7
Charged to Consolidated statement of comprehensive income – discontinued operation	34.0	9.9	43.9
Credited to other comprehensive income – continuing operations	14.0	-	14.0
Impact of adoption of IFRS15	-	(17.3)	(17.3)
Foreign exchange adjustment	(12.1)	-	(12.1)
Subtotal	(1,257.1)	(39.5)	(1,296.6)
Jurisdictional offsetting			309.5
At October 31, 2019			(987.1)

No deferred tax liability is recognized in respect of temporary differences associated with investments in subsidiaries, branches, associates and interests in joint arrangements because the Group is in a position to control the timing of the reversal of the temporary differences and none are expected to reverse in the foreseeable future.